3. Common Stock	6 Months Ended
Mar. 31, 2014
Equity [Abstract]
3. Common Stock

On July 30, 2013, the Company issued 3,500,000 shares of common stock to the Mountain Laurel Holdings, Inc (“MLH”) at a price of $0.01 per share, for a $35,000 subscription receivable.   As of March 31, 2014, the subscription receivable has been paid.

On August 31, 2013, the Company issued 351,000 shares of common stock to 20 new shareholders at a price of $0.05 per share for a total of $17,550.

On August 31, 2013, the Company issued 95,000 shares of common stock to Christopher Neuert in Exchange for him agreeing to be our sole director, CEO and CFO.  The Company used the offering price of $0.05 to value the shares at $4,750.   Such amount has been reflected as stock based compensation on the statement of operations with a credit to paid in capital.

On September 30, 2013, the Company issued 95,000 shares of common stock to 10 new shareholders at a price of $0.05 per share for a total of $4,750.

On October 31, 2013, the Company issued 21,000 shares of common stock to 7 new investors at a price of $0.05 per share for a total of $1,050.

On November 26, 2013, Mountain Laurel Holdings paid the remaining $20,000 balance of its subscription receivable.

On November 26, 2013, the Company issued 168,000 shares of common stock to its legal counsel in consideration of services rendered in connection with the preparation of the Company’s registration statement on Form S-1and counsel’s agreement to defer fees in connection therewith.   To value the share issuance the Company used the offering price of $0.05.  Such amount has been reflected as stock based compensation on the statement of operations.